Income tax benefit/(expense) - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	€ 201.4	€ 204.5
Tax losses carried forward	843.6	879.1
Valneva SE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	307.3	290.0
Valneva Austria GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	516.0	564.2
Valneva Scotland Ltd.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	10.7	10.4
Valneva Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	9.2	13.7
Vaccines Holdings Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	€ 0.8	€ 0.9